Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Other assets-Other:
Securities received as collateral		¥ 332,363	¥ 268,591
Goodwill and other intangible assets		38,387	36,194
Net deferred tax assets	[1]	24,254	22,645
Investments in equity securities for other than operating purposes	[2]	299,638	249,865
Deposit receivables	[3]	316,570	298,705
Prepaid expenses		22,811	19,727
Other	[4]	121,598	118,980
Total, Other assets-Other		1,155,621	1,014,707
Other liabilities:
Obligation to return securities received as collateral		332,363	268,591
Accrued income taxes		81,585	42,254
Net deferred tax liabilities	[1]	85,301	93,834
Other accrued expenses and provisions	[5]	596,684	479,491
Operating lease liabilities	[4]	189,814	193,883
Other	[4]	128,799	97,468
Total, Other liabilities		¥ 1,414,546	¥ 1,175,521
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating lease liabilities	Operating lease liabilities

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 14 “Income taxes” for further information.
[2]	Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥13,174 million and ¥236,691 million respectively, as of March 31, 2023, and ¥6,410 million and ¥293,228 million respectively, as of March 31, 2024. These securities are generally carried at fair value, with changes in fair value recognized and reported within Revenue—Other in the consolidated statements of income. Also includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2023 and 2024 respectively.
[3]	Includes Japan Securities Clearing Corporation’s clearing fund.
[4]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.
[5]	Includes a liability of ¥42,459 million and ¥21,177 million as of March 31, 2023 and 2024 respectively, in respect of all outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 19 “Commitments, contingencies and guarantees” for further information.